CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Operating Activities:
Net loss	$ (11,871)	$ (8,492)	$ (9,850)	$ (12,984)
Adjustment to reconcile net loss to net cash used in operating activities:
Stock option expense	757	1,562	2,066	663
Warrant expense	1,799	0	107	1,925
Warrants issued for services			0	46
Common stock issued for services			54	188
Gain on payroll tax settlement			(2,263)	0
Loss on extinguishment of debt	2,042	614	614	3,285
Loss on write-off of property, plant and equipment	62	0
Equity in losses of joint venture	386	67	74	0
Derivative liability (income) loss	(403)	321	293	(937)
Non-cash interest added to debt	245	490	941	807
Series B Convertible Preferred Convertible Stock and warrants issued for note holder settlement expenses			534	0
Receipt of treasury stock	0	18	(18)	0
Depreciation	57	36	52	64
Provision for inventory reserves	20	9	9	74
Amortization of discount on convertible debt	2,219	1,444	2,243	1,364
Increase (decrease) in cash arising from changes in assets and liabilities:
Accounts receivable	816	(536)	(1,036)	104
Costs in excess of billings	(329)	0
Inventories	(89)	0	0	16
Other current assets	(854)	33	(84)	(41)
Accounts payable	1,098	(186)	(90)	608
Deferred revenue			1,482	134
Billings in excess of costs	1,354	359
Other current liabilities	(1,023)	(42)	(707)	900
Deferred compensation retirement plan			(49)	(32)
Other long-term liabilities	42	(37)
Net cash used in operating activities	(3,672)	(4,358)	(5,628)	(3,816)
Investing Activities:
Investment in joint venture	(400)	(59)	(61)	(50)
Purchases of property and equipment	(127)	(239)	(371)	0
Net cash used in investing activities	(527)	(298)	(432)	(50)
Financing Activities:
Proceeds from issuance of short-term borrowings	4,510	4,625
Proceeds from issuance of Series B Convertible Preferred Stock and warrants, net of issuance costs of $375 in 2010	0	4,625	4,625	1,400
Proceeds from issuance of common stock and warrants			0	500
Proceeds from issuance of convertible promissory notes			4,625	3,260
Payments on convertible promissory notes			0	(300)
Payments on convertible debt	(2,803)	0
Net cash provided by financing activities	1,707	9,250	9,250	4,860
Net change in cash	(2,492)	4,594	3,190	994
Cash, beginning of period	4,299	1,109	1,109	115
Cash, end of period	1,807	5,703	4,299	1,109
Cash paid for interest	136	0
Supplemental schedule of non-cash financing activities:
Conversion of convertible debt and accrued interest to Series B Convertible Preferred Stock	10,139	1,900	1,900	0
Conversion of Series B Convertible Preferred Stock to common stock	284	0
Debt discount recognized on convertible debt	3,604	3,054
Conversion of convertible notes and accrued interest to common stock			433	577
Debt discount recognized on short-term borrowings			3,053	0
Accrued interest converted to debt	153	323	323	52
Exercise of warrants recorded as derivative liabilities	263	0
Receipt Of Treasury Stock	$ 0	$ 18	$ (18)	$ 0